EMPLOYEES AND REMUNERATION (Details) - Employee	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Disclosure Of Employee Benefits [Line Items]
Total Average number of employees	59	75	75
Sweden
Disclosure Of Employee Benefits [Line Items]
Total Average number of employees	58	75	75
Sweden | Women
Disclosure Of Employee Benefits [Line Items]
Total Average number of employees	27	37	35
Sweden | Men
Disclosure Of Employee Benefits [Line Items]
Total Average number of employees	31	38	40
Russia | Women
Disclosure Of Employee Benefits [Line Items]
Total Average number of employees	1	0	0